Inverse SP 500 2x Strategy Fund Investment Strategy - Class A and Class C [Member] - Inverse SP 500 2x Strategy Fund	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	The Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in derivative instruments, which primarily consist of equity index swaps and swaps on exchange-traded funds, futures contracts, and options on securities, securities indices, and futures contracts. While the Fund may write (sell) and purchase swaps, it expects primarily to write swaps. The Advisor attempts to consistently apply leverage to increase the Fund's exposure to -200% of the underlying index and expects to rebalance the Fund's holdings daily to maintain such exposure. The Fund’s investment in derivatives referencing (i) the underlying index, or (ii) securities included in the underlying index, serves as a substitute for directly selling short each of the securities included in the underlying index and produces inverse exposure to the underlying index and to securities of companies included in the underlying index. These instruments will be counted towards the Fund’s 80% investment policy (as set forth below). Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform inversely to the securities of companies included in the S&P 500® Index.The S&P 500® Index is a capitalization-weighted index composed of approximately 500 common stocks, which are chosen by the Standard & Poor’s Corporation on a statistical basis, and which generally represent large-capitalization companies with capitalizations ranging from $6.7 billion to $4.8 trillion as of June 30, 2026. Certain of the companies included in the S&P 500® Index may be structured as real estate investment trusts (“REITs”). To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. As of June 30, 2026, the underlying index components, and thus the Fund's investments, are concentrated (i.e., more than 25% of its assets) in securities issued by companies in the Semiconductors & Semiconductor Equipment Industry, a separate industry within the Information Technology Sector. The industries in which the underlying index components, and thus the Fund's investments, may be concentrated will vary as the composition of the underlying index changes over time. Also, while the Fund's sector exposure may vary over time, as of June 30, 2026, the Fund has significant exposure to the Communication Services Sector, Consumer Discretionary Sector, Consumer Staples Sector, Financials Sector, Health Care Sector, Industrials Sector, and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund. Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage imposed by the Investment Company Act of 1940, satisfy margin or collateral requirements, or meet redemption requests.
Strategy Portfolio Concentration [Text]	To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. As of June 30, 2026, the underlying index components, and thus the Fund's investments, are concentrated (i.e., more than 25% of its assets) in securities issued by companies in the Semiconductors & Semiconductor Equipment Industry, a separate industry within the Information Technology Sector. The industries in which the underlying index components, and thus the Fund's investments, may be concentrated will vary as the composition of the underlying index changes over time.